Condensed Balance Sheets $ in Thousands	Dec. 31, 2018 USD ($)
CURRENT ASSETS:
Cash and cash equivalents	$ 18,748
Prepaid expenses and other current assets	1,498
Total current assets	20,246
TOTAL ASSETS	20,246
CURRENT LIABILITIES:
Accounts payable	3,015
Accrued expenses and other current liabilities	1,413
Total current liabilities	4,428
Total liabilities	4,428
Convertible preferred stock	35,410
STOCKHOLDERS' EQUITY (DEFICIT):
Common Stock, $0.0001 par value, 11,049,720 and 20,441,982 shares authorized at December 31, 2017 and 2018, respectively; 5,458,450 and 5,513,531 shares issued and outstanding at December 31, 2017 and 2018, respectively; 12,609,277 shares issued and outstanding, pro forma as of December 31, 2018 (unaudited)
Additional paid-in capital	1,665
Accumulated deficit	(21,257)
Total stockholders' equity (deficit)	(19,592)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT)	20,246
Pro Forma
CURRENT ASSETS:
Cash and cash equivalents	18,748
Prepaid expenses and other current assets	1,498
Total current assets	20,246
TOTAL ASSETS	20,246
CURRENT LIABILITIES:
Accounts payable	3,015
Accrued expenses and other current liabilities	1,413
Total current liabilities	4,428
Total liabilities	4,428
STOCKHOLDERS' EQUITY (DEFICIT):
Common Stock, $0.0001 par value, 11,049,720 and 20,441,982 shares authorized at December 31, 2017 and 2018, respectively; 5,458,450 and 5,513,531 shares issued and outstanding at December 31, 2017 and 2018, respectively; 12,609,277 shares issued and outstanding, pro forma as of December 31, 2018 (unaudited)
Additional paid-in capital	37,075
Accumulated deficit	(21,257)
Total stockholders' equity (deficit)	15,818
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT)	20,246
Series A Convertible Preferred Stock
CURRENT LIABILITIES:
Convertible preferred stock	6,254
STOCKHOLDERS' EQUITY (DEFICIT):
Total stockholders' equity (deficit)	6,254
Series A Convertible Preferred Stock | Pro Forma
CURRENT LIABILITIES:
Convertible preferred stock
Series B Convertible Preferred Stock
CURRENT LIABILITIES:
Convertible preferred stock	29,156
STOCKHOLDERS' EQUITY (DEFICIT):
Total stockholders' equity (deficit)	29,156
Series B Convertible Preferred Stock | Pro Forma
CURRENT LIABILITIES:
Convertible preferred stock